CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of convertible notes summary

	March 31, 2023	December 31, 2022
Convertible notes payable	$3,807,083	$3,562,550
Discounts on convertible notes payable	(89,147)	(46,798)
Total convertible debt less debt discount	3,717,936	3,515,752
Current portion	3,717,936	3,515,752
Long-term portion	$–	$–

Schedule of convertible notes details

Note #	Issuance	Maturity	Principal Balance 12/31/22	New Loan	Principal Conversions	Shares Issued Upon Conversion	Principal Balance 3/31/23	Accrued Interest on Convertible Debt at 12/31/22	Interest Expense On Convertible Debt For the Period Ended 3/31/23	Accrued Interest on Convertible Debt at 3/31/23	Unamortized Debt Discount At 3/31/23
7-1	10/28/2016	10/28/2017	10,000	$–	$(10,000)	23,405,455	$–	$2,263	$–	$–	$–
9	9/12/2016	9/12/2017	50,080	–	–	–	50,080	14,157	2,470	16,627	–
10	1/24/2017	1/24/2018	55,000	–	–	–	55,000	69,876	2,712	72,588	–
10-1	2/10/2023	2/10/2024	–	50,000	–	–	50,000	–	1,007	1,007	–
10-2	3/30/2023	3/30/2024	–	25,000	–	–	25,000	–	10	10	–
29-2	11/8/2019	11/8/2020	36,604	–	–	–	36,604	20,160	2,166	22,326	–
31	8/28/2019	8/28/2020	–	–	–	–	–	8,385	–	8,385	–
37-1	9/3/2020	6/30/2021	113,667	–	–	–	113,667	28,756	5,045	38,801	–
37-2	11/2/2020	8/31/2021	113,167	–	–	–	113,167	27,510	5,023	37,533	–
37-3	12/29/2020	9/30/2021	113,166	–	–	–	113,166	26,474	5,023	36,497	–
38	2/9/2021	2/9/2022	96,000	–	(48,800)	85,276,923	47,200	27,939	3,321	31,260	–
39	4/26/2021	4/26/2022	168,866	–	–	–	168,866	39,684	9,160	48,844	–
40-1	9/22/2022	9/22/23	2,600,000	–	–	10,000,000	2,600,000	71,233	64,110	131,343	–
40-2	11/4/2022	11/4/2023	68,666	–	–	–	68,666	1,072	1,693	2,765	10,253
40-3	11/28/2022	11/28/2023	68,667	–	–	–	68,667	620	1,693	2,313	11,382
40-4	12/21/2022	12/21/2023	68,667	–	–	–	68,667	187	1,693	1,880	12,464
40-5	1/24/2023	1/24/2024	–	90,166	–	–	90,166	–	1,630	1,630	19,387
40-6	3/21/2023	3/21/2024	–	138,167	–	–	138,167	–	379	379	35,661
			$3,562,550	$303,333	$(58,800)	118,682,378	$3,807,083	$338,316	$107,135	$454,188	$89,147